SHAREHOLDERS' CAPITAL (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of share capital, reserves and other equity interest [Abstract]
Disclosure of classes of share capital
The common shareholders are entitled to dividends as may be declared by the Board of Directors from time to time; no dividends were declared by the Board of Directors during the years ended December 31, 2018, 2017 and 2016.

	2018		2017
	Number	Amount ($000s)	Number	Amount ($000s)
Common shares, opening balance	49,378,026	$1,068,377	49,317,166	$1,068,084
Shares issued on settlement of Senior Notes (note 7)	19,900,032	31,306	—	—
Shares issued on settlement of share-based compensation	87,516	127	60,860	289
Shares issued on property acquisition, net of tax effect (note 9)	10,750,000	12,053	—	—
Flow through shares issued	793,651	1,143	—	—
Share issue costs on equity issue, net of tax effect	—	(387)	—	4
Balance, end of year	80,909,225	$1,112,619	49,378,026	$1,068,377

	2016
	Number	Amount ($000s)
Common shares, opening balance	38,392,782	$1,000,100
Shares issued on settlement of share-based compensation	55,953	285
Share issue costs on property acquisition, net of tax effect	—	(98)
Issued for cash on equity issue (1)	6,758,916	40,400
Share issue costs on equity issue, net of tax effect	—	(1,781)
Shares issued for property acquisition	4,109,515	29,178
Balance, end of year	49,317,166	$1,068,084
(1) In August 2016, Bellatrix issued 5,000,000 subscription receipts at a price of $6.00 per subscription receipt for total gross proceeds of $30 million. Proceeds were used to reduce indebtedness under the Company’s credit facilities. Additionally, in October 2016, Bellatrix issued 1,694,915 common shares on a “flow-through” basis in respect of Canadian Development Expenses (“CDE”) at a price of $5.90 per share resulting in gross proceeds of $10 million.